Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentration of Risks [Abstract]
Schedule of Interest Bearing Borrowing	Interest-bearing borrowing
	December 31,	December 31,
	2023	2024
	%	%
Trust company A	56.4%	38.7%
Trust company B	22.2%	29.1%
Trust company C	14.4%	26.8%

Total	93.0%	94.6%

Schedule of Outstanding Principal Balance of Loans to Borrowers

The trust lending model

	December 31,	December 31,
	2023	2024
	%	%
Sales partners A and B	37.4%	43.1%

The commercial bank partnership model

	December 31,	December 31,
	2023	2024
	%	%
Sales partners A, B, and C	63.1%	67.3%

Schedule of Commercial Bank Partnership Model Loans

As of December 31, 2023 and December 31, 2024, Sales Partner A’s Affiliate Financing Guarantee Corporation A held a financial guarantee license and individually provided guarantee services for greater than 90% or more of the total outstanding off-balance under the commercial bank partnership model loans.

	December 31,	December 31,
	2023	2024
	%	%
Financing Guarantee Corporation A	98.2%	97.2%